Financial statements preparation	12 Months Ended
Sep. 30, 2023
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This financial report of Westpac Banking Corporation (the Parent Entity), together with its controlled entities (the Group or Westpac), for the year ended 30 September 2023, was authorised for issue by the Board of Directors on 5 November 2023. The Directors have the power to amend and reissue the financial report.

The principal accounting policies are set out below and in the relevant notes to the financial statements. The accounting policy for the recognition and de-recognition of financial assets and financial liabilities precedes Note 9. These policies have been consistently applied to all the years presented, unless otherwise stated.

a.	Basis of preparation
(i)	Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

●	The requirements for an Authorised Deposit-taking Institution (ADI) under the Banking Act 1959 (as amended);
●	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and
●	The Corporations Act 2001.

Westpac Banking Corporation is domiciled and incorporated in Australia and is a for-profit entity for the purposes of preparing these financial statements.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

(ii)	Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income (OCI).

(iii)	Changes in accounting policy

During the current financial year, the Group revised its treatment of ongoing trail commissions payable to mortgage brokers. The Group recognised a liability within other financial liabilities equal to the present value of expected future trail commission payable and a corresponding increase in capitalised brokerage costs in loans. Comparatives have not been revised for this change in accounting policy as the impact of the change is not material to the financial statements.

(iv)	Standards adopted during the year ended 30 September 2023

No new accounting standards have been adopted by the Group for the year ended 30 September 2023. There have been no amendments to existing accounting standards that have had a material impact to the Group or the Parent Entity.

(v)	Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

(vi)	Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy they operate in.

Note 1. Financial statements preparation (continued)

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange (FX) gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in OCI for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates.

The resulting exchange differences are recognised in the foreign currency translation reserve and in OCI.

Where the Group hedges the currency translation risk arising from net investments in foreign operations, the gains or losses on the hedging instruments are also reflected in OCI to the extent the hedge is effective. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

(vii)Comparative revisions

Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.

b.Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

●	Note 7 Income tax
●	Note 10 Provision for expected credit losses (ECL)
●	Note 22 Fair values of financial assets and financial liabilities
●	Note 24 Intangible assets
●	Note 25 Provisions, contingent liabilities, contingent assets and credit commitments
●	Note 32 Superannuation commitments

Impact of climate-related risks

The Group has considered the potential risk of climate change on its financial statements including both physical risks and transition risks. The Group has concluded that based on the information and methodologies currently used, climate-related risks do not have a material impact on the judgements, assumptions and estimates for the year ended 30 September 2023.

Key considerations in reaching this conclusion included assessing the Group’s exposure to:

●	high transition risk industries as a proportion of overall credit exposures; and
●	physical risks that may arise from changing weather patterns and extreme weather events, with a particular focus on the Group’s housing loans.

The effects of climate change represent a source of uncertainty in the medium to long term which may affect our financial statements in the future. Climate-related-risks will continue to be monitored and assessed.

Details of the provision for ECL, including overlays held in relation to physical climate-related risk, are provided in Note 10.

c.	Future developments in accounting standards

There are no new standards or amendments to existing standards that are not yet effective that are expected to have a material impact to the Group or the Parent Entity.